Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Related Tax Effects Allocated to OCI (Detail) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, net of tax	$ (42,017)
Other comprehensive income (loss), before tax	(6,159)	$ (5,992)	$ 6,628
Other comprehensive income (loss), tax	1,888	1,928	(2,314)
Total other comprehensive income (loss), net of tax	$ (4,271)	$ (4,064)	$ 4,314
Effective income tax rate	21.60%	20.50%	25.30%	24.00%
Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, net of tax	$ (43,730)
Other comprehensive income (loss), before tax	(7,872)	$ (8,030)	$ 9,638
Other comprehensive income (loss), tax	1,888	1,928	(2,314)
Total other comprehensive income (loss), net of tax	$ (5,984)	$ (6,102)	$ 7,324
Effective income tax rate	18.30%	17.70%	24.10%	24.00%
Net actuarial gain/(loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax	$ (57,539)	$ (71,087)	$ (20,426)
Other comprehensive income (loss) before reclassifications, tax	13,809	17,061	4,902
Other comprehensive income (loss) before reclassifications, net of tax	(43,730)	(54,026)	(15,524)
Reclassification from AOCI, before Tax	37,830	23,376	33,617
Reclassification from AOCI, tax	(9,079)	(5,610)	(8,068)
Reclassification from AOCI, net of tax	28,751	17,766	25,549
Other comprehensive income (loss), before tax	37,830
Other comprehensive income (loss), tax	(9,079)
Total other comprehensive income (loss), net of tax	28,751
Net actuarial gain/(loss) | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before tax	37,830
Other comprehensive income (loss), tax	(9,079)
Total other comprehensive income (loss), net of tax	28,751
Amortization of prior service cost
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from AOCI, before Tax	1,155	1,271	1,335
Reclassification from AOCI, tax	(277)	(305)	(320)
Reclassification from AOCI, net of tax	878	966	1,015
Other comprehensive income (loss), before tax	1,155
Other comprehensive income (loss), tax	(277)
Total other comprehensive income (loss), net of tax	878
Amortization of prior service cost | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before tax	1,155
Other comprehensive income (loss), tax	(277)
Total other comprehensive income (loss), net of tax	878
Prior service cost
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax	0	(1,878)	0
Other comprehensive income (loss) before reclassifications, tax	0	452	0
Other comprehensive income (loss) before reclassifications, net of tax	0	(1,426)	0
Regulatory adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from AOCI, before Tax	7,435	36,944	(8,233)
Reclassification from AOCI, tax	(1,785)	(8,867)	1,976
Reclassification from AOCI, net of tax	5,650	28,077	(6,257)
Other comprehensive income (loss), before tax	7,435
Other comprehensive income (loss), tax	(1,785)
Total other comprehensive income (loss), net of tax	5,650
Regulatory adjustment | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before tax	7,435
Other comprehensive income (loss), tax	(1,785)
Total other comprehensive income (loss), net of tax	5,650
Defined Benefit Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax	(57,539)
Other comprehensive income (loss) before reclassifications, tax	13,809
Other comprehensive income (loss) before reclassifications, net of tax	(43,730)
Other comprehensive income (loss), before tax	(11,119)	(11,374)	6,293
Other comprehensive income (loss), tax	2,668	2,731	(1,510)
Total other comprehensive income (loss), net of tax	(8,451)	(8,643)	4,783
Defined Benefit Plans | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax	(57,539)
Other comprehensive income (loss) before reclassifications, tax	13,809
Other comprehensive income (loss) before reclassifications, net of tax	(43,730)
Other comprehensive income (loss), before tax	(11,119)
Other comprehensive income (loss), tax	2,668
Total other comprehensive income (loss), net of tax	(8,451)
FSIRS
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from AOCI, before Tax	3,247	3,344	3,345
Reclassification from AOCI, tax	(780)	(803)	(804)
Reclassification from AOCI, net of tax	2,467	2,541	2,541
Other comprehensive income (loss), before tax	3,247	3,344	3,345
Other comprehensive income (loss), tax	(780)	(803)	(804)
Total other comprehensive income (loss), net of tax	2,467	2,541	2,541
FSIRS | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from AOCI, before Tax	3,247
Reclassification from AOCI, tax	(780)
Reclassification from AOCI, net of tax	2,467
Other comprehensive income (loss), before tax	3,247
Other comprehensive income (loss), tax	(780)
Total other comprehensive income (loss), net of tax	2,467
Foreign currency items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax	1,713	2,038	(3,010)
Other comprehensive income (loss) before reclassifications, tax	0	0	0
Other comprehensive income (loss) before reclassifications, net of tax	$ 1,713	$ 2,038	$ (3,010)